Consolidated Balance Sheets - USD ($)		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current Assets:
Cash and Cash Equivalents		$ 6,223,073	$ 6,929,399		$ 1,887,921
Restricted Cash		237	568,673		1,000,000
Accounts Receivable, net		2,314,983	2,893,902		122,910
Other Receivable		0	160,545		0
Inventory, net		17,053	17,589		6,562
Prepaid and Other Assets		299,618	264,818		359,395
Total Current Assets		8,854,964	10,834,926		3,376,788
Property and Equipment, net		77,705	94,666		90,461
Accounts Receivable		1,125,000	1,687,500		0
Other Receivable		0	96,327		0
Film and Television Costs, net		4,336,217	2,777,088		2,260,964
Lease Deposits		358,103	0		0
Intangible Assets, net		1,864,639	1,856,280		1,845,650
Goodwill		10,365,805	10,365,805		10,365,805
Total Assets		26,982,433	27,712,592		17,939,668
Current Liabilities:
Accounts Payable		458,372	453,201		648,638
Accrued Expenses		2,405,987	1,717,970	[1]	249,482	[1]
Deferred Revenue		294,884	453,927		410,662
Accrued Salaries and Wages		174,227	168,549		132,827
Disputed Trade Payable		925,000	925,000	[2]	925,000	[2]
Service Advance	[3]		0		1,489,583
Total Current Liabilities		4,258,470	3,718,647		3,856,192
Long Term Liabilities:
Deferred Revenue		4,440,956	4,631,456		2,695,946
Production Loan Facility, net		2,689,320	4,322,643		1,332,004
Total Liabilities		11,388,746	12,672,746		7,884,142
Commitments & Contingencies (Note 13)
Stockholders' Equity
Preferred Stock		4	4		5
Common Stock		8,203	7,611		4,011
Common Stock to Be Issued		24	24		24
Additional Paid in Capital		58,232,423	56,588,822		46,697,005
Accumulated Deficit		(42,641,849)	(41,551,497)		(36,642,761)
Accumulated Other Comprehensive Loss		(5,118)	(5,118)		(2,758)
Total Stockholders' Equity		15,593,687	15,039,846		10,055,526
Total Liabilities & Stockholders' Equity		$ 26,982,433	$ 27,712,592		$ 17,939,668

[1]	Other Accrued Expenses include estimates of expenses incurred but not yet recorded. The increase in Other Accrued Expenses from the year ended December 31, 2016 to December 31, 2017 relates to estimates of final dubbing costs and participation expense related to our Llama Llama property.
[2]	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2017, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible.
[3]	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.